united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Annual Report

September 30, 2022

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

We are pleased to provide you with the fiscal year-end update for the Persimmon Long Short Fund. The past year has seen the world’s economies attempt to transition to a post pandemic state. Unfortunately, the transition has been marked by a series of unforeseen events and policy missteps that has upended the growth trajectory of the recovery.

At the beginning of the fiscal year the world’s supply chains were strained as economies reopened and undue stress was placed across a just-in-time logistics system ill equipped to handle disruptions. Delays and shortages created a domino effect compounding themselves throughout the globe. Inflation was starting to pop up due to supply chain issues as shortages resulted in competition for scarce products. Used car lots ran empty and to secure a home, buyers were bidding ten of thousands of dollars above the asking price and waiving all contingencies. Throughout this period of turmoil, the Federal Reserve continued their emergency response program of buying treasuries and mortgages, all while talking down the developments in the economy as being contained to supply issues that would be resolved and ultimately prove to be transitory. The buying program continued through March 9th, 2022, injecting liquidity into a system that was in dire need of a liquidity drain.

March marked a change in policy as the Fed not only ended the QE program but also announced the path of tightening that would accompany the first rise in the Fed Funds target rate, moving the world out of the zero-rate environment we had experienced since the onset of the pandemic. No longer would liquidity be abundant and borrowing be cheap. The geopolitical landscape was thrown into complete disarray when Russia invaded Ukraine. War is a humanitarian crisis, but it also requires an analysis of the economic impact that results. For decades Europe has had a tenuous relationship with Russia centered around the supply of oil and natural gas. Ukraine is a key cog in this energy relationship serving as the largest conduit into Europe. In addition to facilitating the flow of energy, Ukraine is the breadbasket of Europe and exporter of metals and minerals. Supply issues were magnified with these additional disruptions and compounded by a war premium further spiraling inflation.

Inflation is as much a psychological phenomenon as it is a logistics issue. Goods based inflation started to abate over the summer giving hopes that peak inflation was behind us, but under the surface there was a rotation away from goods-based inflation into services. Service inflation speaks more to the psychological side of the phenomenon as a barber or a tax preparer, for example, does not have direct cost of goods that are rising but increases the cost of their services in response to the prevailing market environment and their belief of what will occur in the coming months. Goods based inflation can be transitory and as it abates it tends to deflate, where prices that have run up will typically revert towards the starting levels as supply and demand come back into balance. Services inflation is sticky and tends to stay in the economy setting a higher price level. The rise of this sticky inflation will stress consumers as prices rise and pressure companies’ margins as they are unable to fully pass along their costs.

The market continued to discount the risks of a systemic change in the investing landscape, lifting markets into 2022. The first quarter of the year did little to change the narrative as the shift from QE to QT was initially well digested. The markets ended the first six months of the fiscal year in essentially the same place they had started but the opportunistic tone in the markets materially shifted in concert with the rise of sticky inflation. As inflation persisted the Fed was forced to respond with ever aggressive policies to break the psychological compounding effects from taking root in the economy. March through September was defined by the continued rise in the Fed’s terminal rate and the pace of rate increases. Each rise in expectation of how far the Fed would need to raise rates was met with a selloff in the equity markets. Pricing within the stock market was extremely stretched as we entered 2022, with pockets of the market being traded at greater valuations than prior to the dot com crash and the Global Financial Crisis. Rising rates resulted in pricing and exuberance being pulled out of the market. The areas of the market that had

 1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422
484-572-0500 ● www.dakotawm.com

experienced the greatest rise in pricing, such as pre-profitability tech companies and the crypto space, were the first wave to collapse as risk appetite for these investments waned. As markets progressed through the tightening cycle pricing was adjusted across not only the highflyers but the market as a whole resulting in a multiple compression bear market.

The past year exhibited wide dispersion in performance across market segments. The Russell 1000 Value index outperformed the Russell 1000 Growth Index by approximately 10% (-13.24% vs -23.25%). While the drawdowns in the large cap space resulted in a bear market, returns in the high growth and high multiple tech space were far worse. The Nasdaq Next Gen 100 index, a proxy for smaller growth companies, lost 32.5% of its value during the trailing year.

The Persimmon Long Short Fund was able to mitigate a substantial portion of the market selloff of the past year falling by 6.34%, about 40% of the S&P 500 downside. The objective of the fund is to deliver risk managed S&P 500 exposure. To meet this objective, the fund remains singularly focused on mitigating large drawdown events. The past year has delivered market sell offs that have been intertwined with bear market rallies of more than 10%. The fund has retained a negative exposure bias due to the ongoing headwinds in the market but has been able to significantly contribute when the market has turned higher. The Fed is nearing the end of their projected rate hiking cycle but still has some work to do throughout the rest of 2022 and into the first quarter of 2023. While the fund has accomplished the main objective of protecting capital and limiting the magnitude of the drawdown to date we continue to remain focused on the risk of the potential for further economic slowdown and a resulting equity market selloff. Capital preservation is the primary focus at this point in the cycle, however, we continue to balance the potential for the market to have bottomed and look for signs that we can add significant exposure back into the portfolio for a sustained rally.

You have entrusted us with your capital with the belief that over the long run the Fund will effectively manage market exposure at the appropriate time. We continue to evolve our process and have placed a new emphasis on monetizing the hedges to reduce the pain during choppy markets where small pull backs do not turn into larger corrections or bear markets.

The following table summarizes returns of the Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

As of September 30th	YTD	1 Year	5 Year	Inception to Date*
Fund – LSEIX	-12.48%	-6.34%	1.91%	3.02%
HFRX Equity Hedge Index	-4.81%	-2.29%	2.84%	3.18%
S&P 500 TR	-23.83%	-15.43%	8.72%	10.65%

*	Inception Date 01/01/2013

Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

The Dakota Wealth Investment Team

 1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422
484-572-0500 ● www.dakotawm.com

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The maximum sales charge (load) for Class A is 5.00%. The performance data quoted here represents past performance. For more current performance information, please call toll free 855 233 8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2022, to ensure that net annual, operating expenses of the Class I Shares will not exceed 1.99% respectively, subject to the possible recoupment from the Fund in future years. Without these waivers, the Class I shares total annual operating expenses would be 2.07%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Dakota Wealth Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social, and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

 1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422
484-572-0500 ● www.dakotawm.com

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

7162-NLD-10272022

 1777 Sentry Parkway West, VEVA 14, Suite 102, Blue Bell, PA 19422
484-572-0500 ● www.dakotawm.com

Persimmon Long/Short Fund

Portfolio Review (Unaudited)

September 30, 2022

The Fund’s performance figures* for the year ended September 30, 2022, as compared to its benchmark:

			Annualized
	Annualized	Annualized	Since Inception
	One Year	Five Years	(12/31/2012)
Persimmon Long Short Fund - Class I	(6.34)%	1.91%	3.02%
HFRX Equity Hedge Index **	(2.27)%	2.84%	3.18%
S&P 500 Total Return Index ***	(15.47)%	9.24%	12.07%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded net asset value on September 30, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total anual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2022 are 2.06% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2023, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	78.0%
Short-Term Investment	6.8%
Exchanged-Traded Fund	2.3%
Other Assets In Excess of Liabilities +	12.9%
Total	100.0%

+	Includes unrealized appreciation/(depreciation) on open futures contracts.

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$9,805
230	Omnicom Group, Inc.	14,511
		24,316
	AEROSPACE & DEFENSE - 1.3%
558	Boeing Company(a)	67,563
240	General Dynamics Corporation	50,921
364	Howmet Aerospace, Inc.	11,259
48	Huntington Ingalls Industries, Inc.	10,632
234	L3Harris Technologies, Inc.	48,632
230	Lockheed Martin Corporation	88,846
174	Northrop Grumman Corporation	81,836
1,536	Raytheon Technologies Corporation	125,736
45	Teledyne Technologies, Inc.(a)	15,186
253	Textron, Inc.	14,740
46	TransDigm Group, Inc.	24,142
		539,493
	APPAREL & TEXTILE PRODUCTS - 0.4%
340	Hanesbrands, Inc.	2,366
1,239	NIKE, Inc., Class B	102,987
75	PVH Corporation	3,360
52	Ralph Lauren Corporation	4,416
310	Tapestry, Inc.	8,813
234	Under Armour, Inc., Class A(a)	1,556
244	Under Armour, Inc., Class C(a)	1,454
344	VF Corporation	10,289
		135,241
	ASSET MANAGEMENT - 0.6%
109	Ameriprise Financial, Inc.	27,463
120	BlackRock, Inc.	66,034
1,157	Charles Schwab Corporation (The)	83,153
264	Franklin Resources, Inc.	5,681
392	Invesco Ltd.	5,370
186	Raymond James Financial, Inc.	18,381

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	ASSET MANAGEMENT - 0.6% (Continued)
217	T Rowe Price Group, Inc.	$22,787
		228,869
	AUTOMOTIVE - 1.9%
235	Aptiv plc(a)	18,379
198	BorgWarner, Inc.	6,217
3,772	Ford Motor Company	42,246
1,149	General Motors Company	36,871
2,295	Tesla, Inc.(a)	608,750
		712,463
	BANKING - 3.0%
7,503	Bank of America Corporation	226,591
2,039	Citigroup, Inc.	84,965
442	Citizens Financial Group, Inc.	15,187
147	Comerica, Inc.	10,452
730	Fifth Third Bancorp	23,331
183	First Republic Bank	23,891
1,082	Huntington Bancshares, Inc.	14,261
2,980	JPMorgan Chase & Company	311,409
1,054	KeyCorporation	16,885
194	M&T Bank Corporation	34,206
442	PNC Financial Services Group, Inc. (The)	66,044
975	Regions Financial Corporation	19,568
49	SVB Financial Group(a)	16,453
1,321	Truist Financial Corporation	57,516
1,389	US Bancorp	56,004
3,798	Wells Fargo & Company	152,756
173	Zions Bancorp NA	8,799
		1,138,318
	BEVERAGES - 1.4%
175	Brown-Forman Corporation, Class B	11,650
3,879	Coca-Cola Company (The)	217,302
162	Constellation Brands, Inc., Class A	37,208
179	Molson Coors Beverage Company, Class B	8,590
395	Monster Beverage Corporation(a)	34,349

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	BEVERAGES - 1.4% (Continued)
1,355	PepsiCo, Inc.	$221,217
		530,316
	BIOTECH & PHARMA - 5.2%
1,693	AbbVie, Inc.	227,218
577	Amgen, Inc.	130,056
452	AstraZeneca plc - ADR	24,788
155	Biogen, Inc.(a)	41,385
2,195	Bristol-Myers Squibb Company	156,043
762	Eli Lilly and Company	246,393
1,166	Gilead Sciences, Inc.	71,931
232	Incyte Corporation(a)	15,460
2,708	Johnson & Johnson	442,378
2,403	Merck & Company, Inc.	206,946
240	Organon & Company	5,616
136	Perrigo Company plc	4,850
5,243	Pfizer, Inc.	229,434
80	Regeneron Pharmaceuticals, Inc.(a)	55,110
258	Vertex Pharmaceuticals, Inc.(a)	74,701
718	Viatris, Inc.	6,117
359	Zoetis, Inc.	53,236
		1,991,662
	CABLE & SATELLITE - 0.5%
140	Charter Communications, Inc., Class A(a)	42,469
4,450	Comcast Corporation, Class A	130,519
216	DISH Network Corporation, Class A(a)	2,987
		175,975
	CHEMICALS - 1.4%
224	Air Products and Chemicals, Inc.	52,132
103	Albemarle Corporation	27,237
92	Avery Dennison Corporation	14,968
119	Celanese Corporation - Series A	10,750
239	CF Industries Holdings, Inc.	23,004
764	Corteva, Inc.	43,663
723	Dow, Inc.	31,761

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	CHEMICALS - 1.4% (Continued)
676	DuPont de Nemours, Inc.	$34,070
126	Eastman Chemical Company	8,952
244	Ecolab, Inc.	35,238
132	FMC Corporation	13,952
101	International Flavors & Fragrances, Inc.	9,174
506	Linde plc	136,414
228	LyondellBasell Industries N.V., Class A	17,164
362	Mosaic Company (The)	17,495
241	PPG Industries, Inc.	26,676
252	Sherwin-Williams Company (The)	51,597
		554,247
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	28,726
211	Republic Services, Inc.	28,704
114	Robert Half International, Inc.	8,721
210	Rollins, Inc.	7,283
410	Waste Management, Inc.	65,686
		139,120
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	21,580
143	Vulcan Materials Company	22,553
		44,133
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	16,417
345	Ball Corporation	16,671
392	International Paper Company	12,426
94	Packaging Corp of America	10,555
158	Sealed Air Corporation	7,033
314	Westrock Company	9,699
		72,801
	DATA CENTER REIT - 0.2%
206	Digital Realty Trust, Inc.	20,431
82	Equinix, Inc.	46,645
		67,076

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.1%
582	3M Company	$64,311
151	Dover Corporation	17,604
364	Eaton Corp plc	48,543
611	Emerson Electric Company	44,737
1,155	General Electric Company	71,506
728	Honeywell International, Inc.	121,555
296	Illinois Tool Works, Inc.	53,472
154	Pentair PLC	6,257
		427,985
	E-COMMERCE DISCRETIONARY - 2.6%
8,300	Amazon.com, Inc.(a) (e)	937,901
740	eBay, Inc.	27,239
120	Etsy, Inc.(a)	12,016
		977,156
	ELECTRIC UTILITIES - 2.3%
691	AES Corporation (The)	15,617
279	Alliant Energy Corporation	14,784
277	Ameren Corporation	22,312
540	American Electric Power Company, Inc.	46,683
521	CenterPoint Energy, Inc.	14,682
327	CMS Energy Corporation	19,044
298	Consolidated Edison, Inc.	25,556
341	Constellation Energy Corporation	28,368
745	Dominion Energy, Inc.	51,487
204	DTE Energy Company	23,470
685	Duke Energy Corporation	63,719
399	Edison International	22,575
214	Entergy Corporation	21,535
241	Evergy, Inc.	14,315
382	Eversource Energy	29,781
1,024	Exelon Corp.	38,359
621	FirstEnergy Corporation	22,977
1,908	NextEra Energy, Inc.	149,607
238	NRG Energy, Inc.	9,108

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	ELECTRIC UTILITIES - 2.3% (Continued)
108	Pinnacle West Capital Corporation	$6,967
815	PPL Corporation	20,660
561	Public Service Enterprise Group, Inc.	31,545
311	Sempra Energy	46,631
1,131	Southern Company (The)	76,909
346	WEC Energy Group, Inc.	30,943
574	Xcel Energy, Inc.	36,736
		884,370
	ELECTRICAL EQUIPMENT - 0.9%
140	A O Smith Corporation	6,801
96	Allegion plc	8,609
218	AMETEK, Inc.	24,723
584	Amphenol Corporation, Class A	39,105
729	Carrier Global Corporation	25,923
316	Fortive Corporation	18,423
810	Johnson Controls International plc	39,869
193	Keysight Technologies, Inc.(a)	30,370
397	Otis Worldwide Corporation	25,329
103	Rockwell Automation, Inc.	22,156
95	Roper Technologies, Inc.	34,166
321	TE Connectivity Ltd.	35,426
249	Trane Technologies PLC	36,058
126	Vontier Corporation	2,105
		349,063
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	14,538
155	Quanta Services, Inc.	19,745
86	Technip Energies N.V. - ADR	965
		35,248
	ENTERTAINMENT CONTENT - 0.9%
831	Activision Blizzard, Inc.	61,777
319	Electronic Arts, Inc.	36,911
339	Fox Corporation, Class A	10,401
154	Fox Corporation - Class B, CLASS B	4,389

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	ENTERTAINMENT CONTENT - 0.9% (Continued)
459	Paramount Global, Class B	$8,739
122	Take-Two Interactive Software, Inc.(a)	13,298
1,908	Walt Disney Company (The)(a)	179,982
2,212	Warner Bros Discovery, Inc.(a)	25,438
		340,935
	FOOD - 0.8%
177	Campbell Soup Company	8,340
524	Conagra Brands, Inc.	17,098
649	General Mills, Inc.	49,720
168	Hershey Company (The)	37,039
279	Hormel Foods Corporation	12,678
118	J M Smucker Company (The)	16,214
269	Kellogg Company	18,739
635	Kraft Heinz Company (The)	21,177
139	Lamb Weston Holdings, Inc.	10,756
262	McCormick & Company, Inc.	18,673
1,397	Mondelez International, Inc., Class A	76,597
321	Tyson Foods, Inc., Class A	21,164
		308,195
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation	1,187

	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	26,162
132	Atmos Energy Corporation	13,444
372	NiSource, Inc.	9,371
		48,977
	HEALTH CARE FACILITIES & SERVICES - 3.1%
157	AmerisourceBergen Corporation	21,247
252	Anthem, Inc.	114,468
291	Cardinal Health, Inc.	19,404
164	Catalent, Inc.(a)	11,867
657	Centene Corporation(a)	51,121
325	Cigna Corporation	90,178

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
1,386	CVS Health Corporation	$132,183
88	DaVita, Inc.(a)	7,284
257	HCA Healthcare, Inc.	47,234
142	Henry Schein, Inc.(a)	9,339
135	Humana, Inc.	65,501
174	IQVIA Holdings, Inc.(a)	31,518
95	Laboratory Corp of America Holdings	19,457
190	McKesson Corporation	64,575
130	Quest Diagnostics, Inc.	15,950
918	UnitedHealth Group, Inc.	463,626
76	Universal Health Services, Inc., Class B	6,702
		1,171,654
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	12,079
373	Ventas, Inc.	14,983
410	Welltower, Inc.	26,371
		53,433
	HOME & OFFICE PRODUCTS - 0.0%(b)
137	Leggett & Platt, Inc.	4,551
421	Newell Brands, Inc.	5,848
58	Whirlpool Corporation	7,819
		18,218
	HOME CONSTRUCTION - 0.2%
274	DR Horton, Inc.	18,454
109	Fortune Brands Home & Security, Inc.	5,852
287	Lennar Corporation, Class A	21,396
287	Masco Corporation	13,400
64	Mohawk Industries, Inc.(a)	5,836
3	NVR, Inc.(a)	11,961
213	PulteGroup, Inc.	7,988
		84,887
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,100

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.3%
272	Church & Dwight Company, Inc.	$19,432
139	Clorox Company (The)	17,846
826	Colgate-Palmolive Company	58,027
222	Estee Lauder Companies, Inc. (The), Class A	47,930
314	Kimberly-Clark Corporation	35,338
2,385	Procter & Gamble Company (The)	301,105
		479,678
	INDUSTRIAL REIT - 0.2%
364	Duke Realty Corporation	17,545
694	Prologis, Inc.	70,510
		88,055
	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	25,322
66	United Rentals, Inc.(a)	17,828
41	WW Grainger, Inc.	20,057
		63,207
	INFRASTRUCTURE REIT - 0.6%
408	American Tower Corporation	87,598
401	Crown Castle, Inc.	57,965
110	SBA Communications Corp., A	31,312
		176,875
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
922	Bank of New York Mellon Corporation (The)	35,515
118	Cboe Global Markets, Inc.	13,850
387	CME Group, Inc.	68,549
326	Goldman Sachs Group, Inc. (The)	95,534
588	Intercontinental Exchange, Inc.	53,126
1,418	Morgan Stanley	112,037
351	Nasdaq, Inc.	19,895
231	Northern Trust Corporation	19,764
384	State Street Corporation	23,351
		441,621
	INSURANCE - 3.4%
795	Aflac, Inc.	44,679

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	INSURANCE - 3.4% (Continued)
356	Allstate Corporation (The)	$44,333
753	American International Group, Inc.	35,752
220	Aon plc, CLASS A	58,931
164	Arthur J Gallagher & Company	28,080
67	Assurant, Inc.	9,733
2,072	Berkshire Hathaway, Inc., Class B(a)	553,266
464	Chubb Ltd.	84,392
237	Cincinnati Financial Corporation	21,228
38	Everest Re Group Ltd.	9,973
111	Globe Life, Inc.	11,067
396	Hartford Financial Services Group, Inc. (The)	24,528
173	Lincoln National Corporation	7,596
259	Loews Corporation	12,909
532	Marsh & McLennan Companies, Inc.	79,422
806	MetLife, Inc.	48,989
227	Principal Financial Group, Inc.	16,378
652	Progressive Corporation (The)	75,769
407	Prudential Financial, Inc.	34,912
293	Travelers Companies, Inc. (The)	44,888
226	Unum Group	8,769
219	W R Berkley Corporation	14,143
134	Willis Towers Watson plc	26,926
		1,296,663
	INTERNET MEDIA & SERVICES - 4.2%
5,680	Alphabet, Inc., Class A(a) (e)	543,291
5,460	Alphabet, Inc., Class C(a) (e)	524,979
41	Booking Holdings, Inc.(a)	67,372
121	Expedia Group, Inc.(a)	11,336
2,304	Meta Platforms, Inc., Class A(a)	312,607
463	Netflix, Inc.(a)	109,009
730	Twitter, Inc.(a)	32,003
96	VeriSign, Inc.(a)	16,675
		1,617,272

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.3%
369	Carnival Corporation(a)	$2,594
23	Chipotle Mexican Grill, Inc.(a)	34,563
113	Darden Restaurants, Inc.	14,274
38	Domino’s Pizza, Inc.	11,788
284	Hilton Worldwide Holdings, Inc.	34,256
343	Las Vegas Sands Corporation(a)	12,869
127	Live Nation Entertainment, Inc.(a)	9,657
258	Marriott International, Inc., Class A	36,156
707	McDonald’s Corporation	163,134
475	MGM Resorts International	14,117
210	Norwegian Cruise Line Holdings Ltd.(a)	2,386
166	Royal Caribbean Cruises Ltd.(a)	6,291
1,246	Starbucks Corporation	104,988
92	Wynn Resorts Ltd.(a)	5,799
319	Yum! Brands, Inc.	33,922
		486,794
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	9,843

	MACHINERY - 0.8%
581	Caterpillar, Inc.	95,330
323	Deere & Company	107,846
140	Flowserve Corporation	3,402
73	IDEX Corporation	14,589
342	Ingersoll Rand, Inc.	14,795
109	Parker-Hannifin Corporation	26,412
51	Snap-on, Inc.	10,269
136	Stanley Black & Decker, Inc.	10,229
186	Xylem, Inc.	16,249
		299,121
	MEDICAL EQUIPMENT & DEVICES - 3.4%
1,715	Abbott Laboratories	165,943
44	ABIOMED, Inc.(a)	10,809
299	Agilent Technologies, Inc.	36,343

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.4% (Continued)
70	Align Technology, Inc.(a)	$14,498
487	Baxter International, Inc.	26,230
297	Becton Dickinson and Company	66,181
21	Bio-Rad Laboratories, Inc., Class A(a)	8,760
1,472	Boston Scientific Corporation(a)	57,011
48	Cooper Companies, Inc. (The)	12,667
615	Danaher Corporation	158,848
214	DENTSPLY SIRONA, Inc.	6,067
376	DexCom, Inc.(a)	30,283
681	Edwards Lifesciences Corporation(a)	56,271
59	Embecta Corporation	1,699
249	Hologic, Inc.(a)	16,065
79	IDEXX Laboratories, Inc.(a)	25,738
157	Illumina, Inc.(a)	29,954
342	Intuitive Surgical, Inc.(a)	64,104
1,329	Medtronic plc	107,317
23	Mettler-Toledo International, Inc.(a)	24,935
111	PerkinElmer, Inc.	13,357
139	ResMed, Inc.	30,344
83	STERIS plc	13,801
335	Stryker Corporation	67,851
45	Teleflex, Inc.	9,066
395	Thermo Fisher Scientific, Inc.	200,340
61	Waters Corporation(a)	16,441
74	West Pharmaceutical Services, Inc.	18,210
204	Zimmer Biomet Holdings, Inc.	21,328
20	Zimvie, Inc.(a)	197
		1,310,658
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	36,540
880	Newmont Corporation	36,987
		73,527

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	$3,567

	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	16,542
139	Boston Properties, Inc.	10,421
32	Orion Office REIT, Inc.	280
68	SL Green Realty Corporation	2,731
		29,974
	OIL & GAS PRODUCERS - 3.4%
372	APA Corporation	12,719
1,850	Chevron Corporation	265,790
1,271	ConocoPhillips	130,074
411	Coterra Energy, Inc.	10,735
376	Devon Energy Corporation	22,609
160	Diamondback Energy, Inc.	19,274
102	DT Midstream, Inc.	5,293
573	EOG Resources, Inc.	64,021
4,422	Exxon Mobil Corporation	386,084
270	Hess Corporation	29,427
152	HF Sinclair Corporation	8,184
1,871	Kinder Morgan, Inc.	31,133
777	Marathon Oil Corporation	17,545
637	Marathon Petroleum Corporation	63,273
850	Occidental Petroleum Corporation	52,233
436	ONEOK, Inc.	22,341
424	Phillips 66	34,225
162	Pioneer Natural Resources Company	35,078
398	Valero Energy Corporation	42,526
1,200	Williams Companies, Inc. (The)	34,356
		1,286,920
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
649	Baker Hughes Company	13,603
865	Halliburton Company	21,296
390	NOV, Inc.	6,310

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
1,377	Schlumberger N.V.	$49,435
431	TechnipFMC plc(a)	3,646
		94,290
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	4,624
101	News Corporation, Class B	1,557
		6,181
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	22,278

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	25,234
334	Equity Residential	22,451
64	Essex Property Trust, Inc.	15,503
117	Mid-America Apartment Communities, Inc.	18,143
311	UDR, Inc.	12,972
		94,303
	RETAIL - CONSUMER STAPLES - 1.5%
392	Costco Wholesale Corporation	185,130
225	Dollar General Corporation	53,969
247	Dollar Tree, Inc.(a)	33,617
900	Kroger Company (The)	39,375
455	Target Corporation	67,517
881	Walgreens Boots Alliance, Inc.	27,663
1,263	Walmart, Inc.	163,811
		571,082
	RETAIL - DISCRETIONARY - 1.9%
63	Advance Auto Parts, Inc.	9,849
23	AutoZone, Inc.(a)	49,264
216	Bath & Body Works, Inc.	7,042
213	Best Buy Company, Inc.	13,491
152	CarMax, Inc.(a)	10,035
226	Gap, Inc. (The)	1,855
149	Genuine Parts Company	22,249

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	RETAIL - DISCRETIONARY - 1.9% (Continued)
1,006	Home Depot, Inc. (The)	$277,596
767	Lowe’s Companies, Inc.	144,050
75	O’Reilly Automotive, Inc.(a)	52,751
356	Ross Stores, Inc.	30,000
1,188	TJX Companies, Inc. (The)	73,799
114	Tractor Supply Company	21,190
61	Ulta Beauty, Inc.(a)	24,473
72	Victoria’s Secret & Company(a)	2,097
		739,741
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	6,218
425	Kimco Realty Corporation	7,824
329	Realty Income Corporation	19,148
155	Regency Centers Corporation	8,347
323	Simon Property Group, Inc.	28,989
		70,526
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	21,243
151	Public Storage	44,214
		65,457
	SEMICONDUCTORS - 3.3%
909	Advanced Micro Devices, Inc.(a)	57,594
531	Analog Devices, Inc.	73,990
984	Applied Materials, Inc.	80,619
410	Broadcom, Inc.	182,044
3,816	Intel Corporation	98,338
37	IPG Photonics Corporation(a)	3,121
153	KLA Corporation	46,302
135	Lam Research Corporation	49,410
432	Microchip Technology, Inc.	26,365
942	Micron Technology, Inc.	47,194
2,356	NVIDIA Corporation	285,996
111	Qorvo, Inc.(a)	8,815
1,140	QUALCOMM, Inc.	128,797

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	SEMICONDUCTORS - 3.3% (Continued)
161	Skyworks Solutions, Inc.	$13,728
161	Teradyne, Inc.	12,099
899	Texas Instruments, Inc.	139,147
		1,253,559
	SOFTWARE - 6.5%
441	Adobe, Inc.(a)	121,363
150	Akamai Technologies, Inc.(a)	12,048
83	ANSYS, Inc.(a)	18,401
224	Autodesk, Inc.(a)	41,843
261	Cadence Design Systems, Inc.(a)	42,655
650	Fortinet, Inc.(a)	31,935
246	Intuit, Inc.	95,281
7,444	Microsoft Corporation(e)	1,733,707
581	NortonLifeLock, Inc.	11,701
2,082	Oracle Corporation	127,148
771	Salesforce, Inc.(a)	110,901
169	ServiceNow, Inc.(a)	63,816
135	Synopsys, Inc.(a)	41,244
40	Tyler Technologies, Inc.(a)	13,900
		2,465,943
	SPECIALTY FINANCE - 0.4%
643	American Express Company	86,747
431	Capital One Financial Corporation	39,725
286	Discover Financial Services	26,003
541	Synchrony Financial	15,251
		167,726
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	13,895

	STEEL - 0.1%
304	Nucor Corporation	32,525

	TECHNOLOGY HARDWARE - 7.0%
16,418	Apple, Inc.(e)	2,268,967

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	TECHNOLOGY HARDWARE - 7.0% (Continued)
204	Arista Networks, Inc.(a)	$23,030
4,461	Cisco Systems, Inc.	178,440
752	Corning, Inc.	21,823
61	F5, Inc.(a)	8,829
149	Garmin Ltd.	11,966
1,288	Hewlett Packard Enterprise Company	15,430
1,352	HP, Inc.	33,692
342	Juniper Networks, Inc.	8,933
161	Motorola Solutions, Inc.	36,059
217	NetApp, Inc.	13,421
217	Seagate Technology Holdings plc	11,551
302	Western Digital Corporation(a)	9,830
165	Xerox Holdings Corporation	2,158
51	Zebra Technologies Corporation, Class A(a)	13,363
		2,657,492
	TECHNOLOGY SERVICES - 4.0%
643	Accenture plc, Class A	165,443
435	Automatic Data Processing, Inc.	98,393
115	Broadridge Financial Solutions, Inc.	16,597
142	CDW Corporation/DE	22,163
524	Cognizant Technology Solutions Corporation, Class A	30,099
249	DXC Technology Company(a)	6,096
114	Equifax, Inc.	19,543
615	Fidelity National Information Services, Inc.	46,476
568	Fiserv, Inc.(a)	53,148
82	FleetCor Technologies, Inc.(a)	14,446
88	Gartner, Inc.(a)	24,349
280	Global Payments, Inc.	30,254
897	International Business Machines Corporation	106,572
80	Jack Henry & Associates, Inc.	14,582
179	Kyndryl Holdings, Inc.(a)	1,480
124	Leidos Holdings, Inc.	10,846
39	MarketAxess Holdings, Inc.	8,677
855	Mastercard, Inc., Class A	243,110

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	TECHNOLOGY SERVICES - 4.0% (Continued)
166	Moody’s Corporation	$40,356
83	MSCI, Inc.	35,009
344	Nielsen Holdings plc	9,536
311	Paychex, Inc.	34,897
1,093	PayPal Holdings, Inc.(a)	94,075
293	S&P Global, Inc.	89,468
170	Verisk Analytics, Inc.	28,990
1,637	Visa, Inc., Class A	290,812
411	Western Union Company (The)	5,549
		1,540,966
	TELECOMMUNICATIONS - 0.8%
7,017	AT&T, Inc.	107,641
1,036	Lumen Technologies, Inc.	7,542
424	T-Mobile US, Inc.(a)	56,888
3,977	Verizon Communications, Inc.	151,007
		323,078
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	20,820

	TOBACCO & CANNABIS - 0.5%
1,895	Altria Group, Inc.	76,520
1,586	Philip Morris International, Inc.	131,654
		208,174
	TRANSPORTATION & LOGISTICS - 1.4%
124	Alaska Air Group, Inc.(a)	4,855
442	American Airlines Group, Inc.(a)	5,322
282	Canadian Pacific Railway Ltd.	18,815
134	CH Robinson Worldwide, Inc.	12,906
2,331	CSX Corporation	62,098
620	Delta Air Lines, Inc.(a)	17,397
179	Expeditors International of Washington, Inc.	15,807
221	FedEx Corporation	32,812
89	JB Hunt Transport Services, Inc.	13,921
253	Norfolk Southern Corporation	53,041

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.0% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
94	Old Dominion Freight Line, Inc.	$23,384
534	Southwest Airlines Company(a)	16,469
646	Union Pacific Corporation	125,854
244	United Airlines Holdings, Inc.(a)	7,937
706	United Parcel Service, Inc., Class B	114,047
		524,665
	TRANSPORTATION EQUIPMENT - 0.2%
149	Cummins, Inc.	30,323
356	PACCAR, Inc.	29,794
178	Westinghouse Air Brake Technologies Corporation	14,480
		74,597
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	49,236
526	Sysco Corporation	37,193
		86,429
	WHOLESALE - DISCRETIONARY - 0.1%
176	Copart, Inc.(a)	18,727
268	LKQ Corporation	12,636
39	Pool Corporation	12,410
		43,773

	TOTAL COMMON STOCKS (Cost $23,553,071)	29,807,713

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.3%
	EQUITY - 2.3%
2,478	SPDR S&P 500 ETF Trust	885,092

	TOTAL EXCHANGE-TRADED FUND (Cost $597,882)	885,092

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.8%
	MONEY MARKET FUND - 6.8%
2,604,440	First American Government Obligations Fund Class X, Class X, 2.77%(c) (Cost $2,604,440)	$2,604,440

	TOTAL INVESTMENTS - 87.1% (Cost $26,755,393)	$33,297,245
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%	4,920,992
	NET ASSETS - 100.0%	$38,218,237

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Appreciation
90	CME E-Mini Standard & Poor’s 500 Index Future	12/16/2022	$16,206,750	$1,569,325
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Securities pledged as collateral. As of September 30, 2022 securities pledged as collateral had a market value of $6,008,846.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

ASSETS
Investment securities, at cost	$26,755,393
Investment securities, at fair value	$33,297,245
Segregated cash at broker	3,555,190
Dividends and interest receivable	32,275
Unrealized appreciation on futures contracts	1,569,325
Prepaid expenses	7,516
TOTAL ASSETS	38,461,551

LIABILITIES
Investment advisory fees payable, net	85,746
Payable for Fund shares redeemed	105,669
Payable to related parties	14,188
Accrued expenses and other liabilities	37,711
TOTAL LIABILITIES	243,314
NET ASSETS	$38,218,237

COMPOSITION OF NET ASSETS:
Paid in capital	$32,254,120
Accumulated Earnings	5,964,117
NET ASSETS	$38,218,237

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$38,218,237
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,448,243
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.08

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2022

INVESTMENT INCOME
Dividends	$571,358
Interest	18,609
TOTAL INVESTMENT INCOME	589,967

EXPENSES
Advisory fees	514,459
Administrative services fees	65,331
Broker margin interest expense	37,671
Transfer agent fees	28,744
Accounting services fees	26,254
Compliance officer fees	24,148
Audit fees	20,467
Printing and postage expenses	18,461
Trustees fees and expenses	15,534
Legal fees	12,922
Registration fees	11,647
Custodian fees	6,390
Third party administrative services fees	365
Insurance expense	63
Other expenses	2,661
TOTAL EXPENSES	785,117

NET INVESTMENT LOSS	(195,150)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	15,242
Futures contracts	2,091,379
Net Realized Gain	2,106,621

Net change in unrealized appreciation (depreciation) on:
Investments	(5,897,346)
Futures contracts	1,190,725
Net Change in Unrealized Depreciation	(4,706,621)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,600,000)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,795,150)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2022	September 30, 2021
FROM OPERATIONS
Net investment loss	$(195,150)	$(256,072)
Net realized gain (loss) from investments and futures contracts	2,106,621	(3,108,459)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(4,706,621)	7,596,676
Net increase (decrease) in net assets resulting from operations	(2,795,150)	4,232,145

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	5,830,012	863,436
Payments for shares redeemed:
Class I	(2,195,104)	(992,314)
Net increase (decrease) from shares of beneficial interest transactions	3,634,908	(128,878)

NET INCREASE IN NET ASSETS	839,758	4,103,267

NET ASSETS
Beginning of Year	37,378,479	33,275,212
End of Year	$38,218,237	$37,378,479

SHARE ACTIVITY
Class I:
Shares Sold	472,952	79,553
Shares Redeemed	(186,652)	(87,820)
Net increase (decrease) in shares of beneficial interest outstanding	286,300	(8,267)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2022		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018
Net asset value, beginning of year	$11.82		$10.50		$10.08	$11.18	$11.23

Income (loss) from investment operations:
Net investment loss (1)	(0.06)		(0.08)		(0.10)	(0.13)	(0.31)
Net realized and unrealized gain (loss) (2)	(0.68)		1.40		0.64	(0.63)	0.93
Total from investment operations	(0.74)		1.32		0.54	(0.76)	0.62

Less distributions from:
Net realized gains	—		—		(0.12)	(0.34)	(0.67)
Total distributions	—		—		(0.12)	(0.34)	(0.67)

Net asset value, end of year	$11.08		$11.82		$10.50	$10.08	$11.18

Total return (3)	(6.26	)% (8)	12.57	% (8)	5.47%	(6.72)%	5.80%

Net assets, at end of year (000s)	$38,218		$37,378		$33,275	$28,549	$31,633

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	1.91%		2.07%		2.44%	2.85%	3.88%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	1.91%		2.15%		2.57%	2.90%	3.69%

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.47)%		(0.62)%		(0.85)%	(1.20)%	(2.96)%

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.47)%		(0.70)%		(0.98)%	(1.24)%	(2.78)%

Portfolio Turnover Rate	0%		6%		227%	326%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.82%	2.01%	2.36%	2.53%	2.93%

Net expenses to average net assets	1.82%	2.09%	2.49%	2.58%	2.75%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$29,807,713	$—	$—	$29,807,713
Exchange-Traded Fund	885,092	—	—	885,092
Short-Term Investment	2,604,440	—	—	2,604,440
Total	$33,297,245	$—	$—	$33,297,245
Derivatives*
Futures Contracts	$1,569,325	$—	$—	$1,569,325
Total	$1,569,325	$—	$—	$1,569,325

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the year. The were no transfers between levels during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2021 through September 30, 2022.

Segregated Cash at Broker – The Fund, as of September 30, 2022, has $3,555,190 of cash on hand at the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2019-2021 or expected to be taken in the Fund’s 2022 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $918 and $40,142, respectively.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of September 30, 2022, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the year ended September 30, 2022:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$1,569,325

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain on futures contracts
Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2022:

			Change in unrealized
		Realized gain on	appreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$2,091,379	$1,190,725

There were no offsetting arrangements as of September 30, 2022.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets.. For the year ended of September 30, 2022, the advisory fees incurred by the Fund amounted to $514,459.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2023, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the year ended of September 30, 2022, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the year ended of September 30, 2022, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2022, are as follows:

Cost for Federal Tax purposes	$26,740,324

Unrealized Appreciation	9,295,147
Unrealized Depreciation	(2,738,226)
Tax Net Unrealized Appreciation	$6,556,921

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2022 and September 30, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(151,779)	$(441,025)	$—	$6,556,921	$5,964,117

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $151,779.

At September 30, 2022, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$403,532	$37,493	$441,025	$94,276

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2022 as follows:

Accumulated
Paid in Capital	Earnings
$(243,029)	$243,029

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, Charles Schwab was the record owner of 27.33% of the outstanding shares and Pershing was the record owners of 72.67%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Persimmon Long/Short Fund and

the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Persimmon Long/Short Fund (the Fund), including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2022, by correspondence with the custodians and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of the Fund since 2017.

Denver, Colorado

November 29, 2022

Persimmon Long/Short Fund
EXPENSE EXAMPLES
September 30, 2022

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning April 1, 2022 and ended September 30, 2022.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period
Actual Expenses	4/1/2022 - 9/30/2022	4/1/2022	9/30/2022	4/1/2022 - 9/30/2022
Class I	1.82%	$1,000.00	$906.70	$8.68
	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period *
Hypothetical Expenses	4/1/2022 - 9/30/2022	4/1/2022	9/30/2022	4/1/2022 - 9/30/2022
Class I	1.82%	$1,000.00	$1,015.96	$9.18

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2022

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); President, American Accounting Association (since August 2022); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015); AICPA Auditing Standards Board Member (2009-2012); Academic Fellow, United States Securities and Exchange Commission (2005-2006).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2022, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

09/30/22-NLFT III-v2

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2022

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Eric Kane 1981	President	Since August 2022, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (since 2022); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2020-2022); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020); Assistant Vice President, Gemini Fund Services, LLC (2014- 2017).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Legal Administrator II, Ultimus Fund Solutions, LLC (since 2021); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-233-8300.

09/30/22-NLFT III-v2

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Persimmon-A22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $16,500

2021 – $16,000

(b)	Audit-Related Fees

2022 - None

2021 – None

(c)	Tax Fees

2022 - $3,575

2021 – $3,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2022	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $3,575

2021 - $3,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 12/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric Kane

Eric Kane, Principal Executive Officer/President

Date 12/08/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/08/22